Stockholders' Equity - Stock Option Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Dividend yield	0.00%	0.00%
Minimum
Stockholders' Equity
Expected volatility	100.85%	99.34%
Risk-free interest rate	1.95%	0.36%
Expected lives (years)	5 years 3 months 18 days	5 years
Maximum
Stockholders' Equity
Expected volatility	105.09%	104.61%
Risk-free interest rate	3.61%	1.36%
Expected lives (years)	6 years 1 month 6 days	6 years 1 month 6 days